FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value and Related Carrying Amounts of Long-term Debt
The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes net unamortized debt issuance costs, premiums and discounts as of
September
 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
	(In millions)
Carrying value	$6,750	$5,900
Fair value	$6,572	$5,522
The

following table provides the approximate fair value and related carrying value of long-term debt, which excludes net unamortized debt issuance costs and discounts:

	As of December 31,
	2024	2023
	(In millions)
Carrying Value	$5,900	$5,300
Fair Value	5,522	4,949

Schedule of Issuances and Redemptions During the Period

The fair value of long-term debt reflects the present value of the cash outflows relating to those securities based on the current call price, the yield to maturity or the yield to call, as deemed appropriate at the end of each respective period. The yields assumed were based on securities with similar characteristics offered by corporations with credit ratings similar to those of FET and the FET Subsidiaries. FET and the FET Subsidiaries classified short-term borrowings and long-term debt as Level 2 in the fair value hierarchy as of September 30, 2025, and December 31, 2024.
FET had the following issuances and redemptions during the nine months ended September 30, 2025:

Company	Type	Redemption / Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions

TrAIL	Senior Unsecured Notes	May, 2025	3.76%	2025	$75	TrAIL redeemed unsecured notes that became due.

TrAIL	Senior Unsecured Notes	June, 2025	3.85%	2025	$550	TrAIL redeemed unsecured notes that became due.
Issuances

TrAIL	Senior Unsecured Notes	April, 2025	5.00%	2031	$600	Proceeds were used to redeem senior notes that came due in 2025, to refinance existing debt, for working capital, and for other general corporate purposes.

ATSI	Senior Unsecured Notes	May, 2025	5.00%	2030	$225	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

MAIT	Senior Unsecured Notes	June, 2025	5.00%	2031	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

FET	Senior Unsecured Notes	August, 2025	4.75%	2033	$450	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.
Senior Notes and Registration Rights
On August 13, 2025, FET issued $450 million
of senior unsecured notes due in 2033, in a private offering that included a registration rights agreement in which FET agreed to conduct an exchange offer of these senior notes for the like principal amounts registered under the Securities Act within 366 days of closing of the offering.

The following tables pr
es
ent outstanding long-term debt and finance lease obligations for FET and the FET Subsidiaries as of December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31,
	Maturity Date	Interest Rate	2024	2023
			(In millions)
Unsecured notes - fixed rate	2025-2049	2.650% - 5.940%	$5,900	$5,300
Unamortized debt discounts			—	3
Unamortized debt issuance costs			(36)	(28)
Currently payable long-term debt			(625)	—

Total long-term debt and other long-term obligations			$5,239	$5,275

The following redemptions and issuances occurred during the twelve months ended December 31, 2024.

Company	Type	Issuance / Redemption Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions

FET	Unsecured Notes	December, 2024	4.35%	2025	$600	On December 30, 2024, FET caused to be redeemed $600 million of 4.35% senior notes due 2025.
Issuances

ATSI	Unsecured Notes	March, 2024	5.63%	2034	$150	Proceeds were used to repay short-term borrowings, to finance capital expenditures and for other general corporate purposes.

MAIT	Unsecured Notes	May, 2024	5.94%	2034	$250	Proceeds were used to repay short-term borrowings, to finance capital expenditures and for other general corporate purposes.

FET	Unsecured Notes with registration rights	September, 2024	4.55%	2030	$400	Proceeds were used to repay short-term borrowings, to redeem FET’s $600 million 4.35% notes due 2025, to finance capital expenditures and for other general corporate purposes.

FET	Unsecured Notes with registration rights	September, 2024	5.00%	2035	$400	Proceeds were used to repay short-term borrowings, to redeem FET’s $600 million 4.35% notes due 2025, to finance capital expenditures and for other general corporate purposes.